Other Noncurrent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Payables and Accruals [Abstract]
Schedule of Other Noncurrent Liabilities

Other noncurrent liabilities consist of the following, in thousands.

	September 24, 2014	December 25, 2013
Deferred rent	$6,750	$6,648
TRA payable	35,949	—
Other	1,638	1,396
Total noncurrent liabilities	$44,337	$8,044
Other noncurrent liabilities consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Deferred rent	$6,648	$7,546
Other	1,396	1,662
Total noncurrent liabilities	$8,044	$9,208